SHARE-BASED COMPENSATION - Summary of Management earn out shares (Detail) - $ / shares		12 Months Ended
	May 12, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		64.00%	65.00%
Expected term (years)		4 years 4 months 24 days	6 years 3 months	6 years 3 months
Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 9.75
Expected volatility	77.50%
Risk-Free interest rate	0.66%
Threshold	$ 12.5
Expected term (years)	4 years